Columbia Emerging Markets Bond Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Bond Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 7.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,000,000	1,474,604
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	3,600,000	292,543
Colombia 0.5%
Millicom International Cellular SA(a)
03/25/2029	6.250%	1,260,000	1,224,849
03/25/2029	6.250%	180,000	174,979
Total			1,399,828
India 0.6%
Adani Electricity Mumbai Ltd.(a)
02/12/2030	3.949%	2,100,000	1,760,333
Macau 1.1%
Sands China Ltd.(c)
06/18/2030	4.625%	2,100,000	1,937,429
Studio City Finance Ltd.(a)
01/15/2029	5.000%	1,560,000	1,359,642
Total			3,297,071
Peru 0.1%
Hunt Oil Co of Peru LLC Sucursal Del Peru(a)
09/18/2033	8.550%	266,000	286,450
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	1,014,486
Saudi Arabia 0.4%
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	1,100,000	1,111,866
South Africa 0.5%
Sasol Financing USA LLC
03/18/2031	5.500%	1,800,000	1,483,852
South Korea 0.9%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,286,000	1,178,749
SK Hynix Inc(a)
01/17/2026	6.250%	1,500,000	1,512,577
Total			2,691,326
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tanzania 0.7%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	490,441
HTA Group Ltd.(a),(d)
06/04/2029	7.500%	1,468,000	1,461,805
Total			1,952,246
Turkey 0.5%
Sisecam UK PLC(a)
05/02/2032	8.625%	1,483,000	1,511,348
United Arab Emirates 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,431,567
09/30/2040	2.940%	2,441,470	1,922,374
Total			3,353,941
Total Corporate Bonds & Notes (Cost $23,668,331)			21,629,894

Foreign Government Obligations(e),(f) 81.2%

Angola 1.8%
Angolan Government International Bond(a)
11/26/2029	8.000%	3,600,000	3,270,945
05/08/2048	9.375%	2,300,000	1,960,999
Total			5,231,944
Argentina 2.2%
Argentine Republic Government International Bond(c)
07/09/2035	1.500%	14,056,794	6,175,137
07/09/2046	1.750%	610,000	276,769
Total			6,451,906
Azerbaijan 0.2%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	637,000	537,245
Bahrain 1.6%
Bahrain Government International Bond(a)
05/18/2034	5.625%	2,443,000	2,208,496
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,460,036
Total			4,668,532

Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 1.3%
Brazilian Government International Bond
06/12/2030	3.875%	2,719,000	2,405,085
01/27/2045	5.000%	1,000,000	771,975
02/21/2047	5.625%	767,000	637,697
Total			3,814,757
Chile 2.7%
Chile Government International Bond
01/25/2050	3.500%	1,500,000	1,068,114
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	4,083,000	4,039,701
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	2,143,000	2,183,175
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%	613,000	610,496
Total			7,901,486
Colombia 5.2%
Colombia Government International Bond
01/28/2026	4.500%	1,500,000	1,465,342
01/30/2030	3.000%	8,426,000	6,844,280
04/15/2031	3.125%	4,768,000	3,737,977
04/22/2032	3.250%	1,652,000	1,257,769
11/14/2035	8.000%	418,000	427,456
Ecopetrol SA
01/19/2036	8.375%	1,366,000	1,334,489
Total			15,067,313
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%	515,000	539,270
Dominican Republic 1.7%
Dominican Republic International Bond(a)
01/30/2030	4.500%	2,489,000	2,263,583
09/23/2032	4.875%	1,288,000	1,154,299
04/30/2044	7.450%	700,000	733,314
06/05/2049	6.400%	800,000	746,828
Total			4,898,024
Ecuador 1.3%
Ecuador Government International Bond(a),(c)
07/31/2030	6.000%	3,500,000	2,332,760
07/31/2035	3.500%	1,238,647	635,335
07/31/2040	2.500%	1,635,182	763,339
Total			3,731,434
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 2.9%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	1,700,000	1,517,422
05/29/2032	7.625%		3,506,000	2,992,218
09/30/2033	7.300%		3,600,000	2,962,912
02/21/2048	7.903%		1,252,000	932,169
Total				8,404,721
Guatemala 0.3%
Guatemala Government Bond(a)
10/07/2033	3.700%		792,000	641,419
06/01/2050	6.125%		357,000	321,823
Total				963,242
Hungary 1.1%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,885,000	2,267,155
09/21/2051	3.125%		1,700,000	1,058,090
Total				3,325,245
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,000,000	1,791,479
Indonesia 5.9%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		4,400,000	4,036,927
Indonesia Government International Bond
09/18/2029	3.400%		5,000,000	4,585,545
10/30/2049	3.700%		2,000,000	1,500,094
03/31/2052	4.300%		555,000	458,586
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,027,703
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,105,808
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		3,000,000	2,466,098
Total				17,180,761
Ivory Coast 0.9%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	2,700,000	2,659,456
Jordan 0.4%
Jordan Government International Bond(a)
10/10/2047	7.375%		1,197,000	1,042,660
Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 2.7%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		1,900,000	1,834,086
04/24/2030	5.375%		3,287,000	3,179,346
04/19/2047	5.750%		3,400,000	2,898,534
Total				7,911,966
Malaysia 1.3%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,639,351
04/21/2050	4.550%		2,600,000	2,224,819
Total				3,864,170
Mexico 9.4%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		4,653,000	3,771,284
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,428,787
Mexico Government International Bond
04/16/2030	3.250%		9,394,000	8,253,094
01/15/2047	4.350%		1,800,000	1,361,227
02/10/2048	4.600%		1,600,000	1,239,275
05/07/2054	6.400%		2,220,000	2,140,687
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	2,201,220
01/28/2031	5.950%		391,000	317,180
02/16/2032	6.700%		1,382,000	1,163,704
01/23/2045	6.375%		2,745,000	1,810,134
01/23/2050	7.690%		2,264,000	1,646,564
Total				27,333,156
Mongolia 0.4%
Mongolia Government International Bond(a)
01/19/2028	8.650%		340,000	355,935
07/07/2031	4.450%		1,100,000	928,043
Total				1,283,978
Morocco 0.5%
OCP SA(a)
06/23/2051	5.125%		2,000,000	1,477,747
Nigeria 1.2%
Nigeria Government International Bond(a)
09/28/2028	6.125%		1,100,000	976,771
09/28/2033	7.375%		1,945,000	1,620,550
11/28/2047	7.625%		1,300,000	976,584
Total				3,573,905
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 1.3%
Oman Government International Bond(a)
01/25/2031	6.250%	1,339,000	1,374,028
01/17/2048	6.750%	2,362,000	2,381,793
Total			3,755,821
Pakistan 0.7%
Pakistan Government International Bond(a)
09/30/2025	8.250%	419,000	398,138
12/05/2027	6.875%	1,000,000	874,121
04/08/2031	7.375%	1,078,000	882,193
Total			2,154,452
Panama 3.1%
Panama Government International Bond
03/16/2025	3.750%	900,000	883,478
03/01/2031	7.500%	1,026,000	1,062,610
09/29/2032	2.252%	3,200,000	2,282,768
01/19/2033	3.298%	2,186,000	1,675,606
02/14/2035	6.400%	919,000	864,152
01/31/2036	6.875%	1,304,000	1,264,500
01/19/2063	4.500%	1,583,000	994,927
Total			9,028,041
Paraguay 1.7%
Paraguay Government International Bond(a)
06/28/2033	3.849%	920,000	793,641
08/11/2044	6.100%	3,700,000	3,511,157
03/30/2050	5.400%	925,000	792,194
Total			5,096,992
Peru 2.1%
Peruvian Government International Bond
01/15/2034	3.000%	3,786,000	3,034,730
11/18/2050	5.625%	3,099,000	2,984,365
Total			6,019,095
Philippines 1.1%
Philippine Government International Bond
07/06/2046	3.200%	4,650,000	3,227,296
Poland 0.9%
Republic of Poland Government International Bond
09/18/2034	5.125%	2,551,000	2,487,443
Qatar 3.9%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	907,855

Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2024 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	688,969
03/14/2029	4.000%	4,700,000	4,520,801
04/23/2048	5.103%	2,020,000	1,925,033
04/16/2050	4.400%	1,276,000	1,093,749
Qatar Petroleum(a)
07/12/2031	2.250%	2,763,000	2,287,410
Total			11,423,817
Romania 1.3%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,116,206
02/14/2051	4.000%	2,400,000	1,654,861
Total			3,771,067
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a),(g)
02/25/2030	3.250%	1,383,000	769,377
Saudi Arabia 5.6%
Gaci First Investment Co.(a)
02/14/2035	4.875%	2,900,000	2,725,201
02/14/2053	5.125%	4,913,000	4,205,238
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,259,616
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	1,497,000	1,252,934
Saudi Government International Bond(a)
01/21/2055	3.750%	5,300,000	3,711,331
01/21/2055	3.750%	1,300,000	910,326
02/02/2061	3.450%	3,500,000	2,247,854
Total			16,312,500
Serbia 0.3%
Serbia International Bond(a)
12/01/2030	2.125%	965,000	764,640
South Africa 1.3%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,288,082
Republic of South Africa Government International Bond
09/30/2049	5.750%	934,000	672,468
04/20/2052	7.300%	1,000,000	859,917
Total			3,820,467
Sri Lanka 0.6%
Sri Lanka Government International Bond(a),(b)
11/03/2025	0.000%	500,000	293,283
03/14/2029	0.000%	1,000,000	583,830
03/28/2030	0.000%	1,300,000	753,036
Total			1,630,149
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 4.6%
Turkey Government International Bond
04/14/2026	4.250%	1,350,000	1,299,582
03/25/2027	6.000%	2,000,000	1,969,758
02/17/2028	5.125%	4,900,000	4,637,163
03/14/2029	9.375%	800,000	870,342
04/26/2029	7.625%	2,400,000	2,448,431
05/30/2040	6.750%	760,000	685,043
Turkiye Government International Bond
03/13/2030	5.250%	1,723,000	1,568,485
Total			13,478,804
Ukraine 1.1%
Ukraine Government International Bond(a),(b)
09/01/2028	0.000%	7,000,000	2,044,542
05/21/2031	6.876%	3,810,000	1,026,998
Total			3,071,540
United Arab Emirates 3.9%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	2,500,000	1,709,592
04/16/2050	3.875%	385,000	300,505
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,504,031
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,500,000	1,465,464
DP World Ltd.(a)
09/25/2048	5.625%	1,000,000	941,540
DP World PLC(a)
07/02/2037	6.850%	3,600,000	3,868,728
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,317,394
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	205,000	190,820
Total			11,298,074
Venezuela 1.3%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	22,627,059	2,706,941
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	7,500,000	1,219,498
Total			3,926,439
Zambia 0.3%
Zambia Government International Bond(a),(b)
04/14/2024	8.500%	1,200,000	918,905
Total Foreign Government Obligations (Cost $273,976,398)			236,609,316
Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2024 (Unaudited)

Money Market Funds 9.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(h),(i)	28,858,463	28,852,692
Total Money Market Funds (Cost $28,851,427)		28,852,692
Total Investments in Securities (Cost $326,496,156)		287,091,902
Other Assets & Liabilities, Net		4,428,137
Net Assets		$291,520,039
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,776,981 EUR	6,169,757 USD	Citi	06/07/2024	—	(99,410)
97,979,057 MXN	5,690,204 USD	Wells Fargo	06/07/2024	—	(81,828)
Total				—	(181,238)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $159,018,534, which represents 54.55% of total net assets.

(b)	Represents a security in default.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2024.

(d)	Represents a security purchased on a when-issued basis.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(h)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	47,082,778	127,637,526	(145,865,130)	(2,482)	28,852,692	1,318	1,271,339	28,858,463
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Emerging Markets Bond Fund  | 2024

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3QT141_08_P01_(07/24)